Federated Hermes Total Return Government Bond Fund
Portfolio of Investments
May 31, 2025 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—48.9%
	U.S. Treasury Bonds—11.0%
$ 1,000,000	3.375%, 8/15/2042	$ 822,360
10,250,000	3.375%, 11/15/2048	7,916,743
4,650,000	3.625%, 2/15/2044	3,897,394
3,500,000	3.625%, 2/15/2053	2,795,223
1,500,000	3.875%, 5/15/2043	1,313,524
1,000,000	4.000%, 11/15/2052	855,657
4,000,000	4.625%, 2/15/2055	3,815,523
	TOTAL	21,416,424
	U.S. Treasury Notes—37.9%
4,000,000	0.500%, 8/31/2027	3,710,667
5,000,000	0.625%, 12/31/2027	4,603,327
4,000,000	1.125%, 10/31/2026	3,841,369
1,500,000	1.250%, 9/30/2028	1,377,182
3,000,000	1.500%, 2/15/2030	2,687,632
7,500,000	2.375%, 5/15/2027	7,284,040
3,750,000	2.750%, 7/31/2027	3,661,597
5,750,000	2.750%, 5/31/2029	5,502,357
1,075,000	2.750%, 8/15/2032	979,446
7,000,000	3.125%, 11/15/2028	6,827,278
3,000,000	3.500%, 1/31/2028	2,972,035
3,500,000	3.750%, 8/31/2026	3,486,571
2,000,000	3.750%, 4/30/2027	1,993,970
4,500,000	3.750%, 4/15/2028	4,486,419
500,000	3.875%, 8/15/2033	486,233
2,000,000	4.000%, 6/30/2028	2,007,694
6,000,000	4.000%, 3/31/2030	6,010,751
1,500,000	4.125%, 7/31/2031	1,501,907
1,750,000	4.125%, 3/31/2032	1,746,223
1,500,000	4.375%, 7/31/2026	1,504,528
3,000,000	4.375%, 8/15/2026	3,010,249
750,000	4.375%, 11/30/2030	762,528
3,000,000	4.625%, 9/30/2030	3,088,245
	TOTAL	73,532,248
	TOTAL U.S. TREASURIES (IDENTIFIED COST $97,189,970)	94,948,672
	MORTGAGE-BACKED SECURITIES—37.7%
	Federal Home Loan Mortgage Corporation—11.1%
1,082,976	2.500%, 1/1/2052	897,340
3,724,500	3.000%, 3/1/2052	3,172,889
526,221	3.500%, 1/1/2047	476,620
4,626,155	3.500%, 2/1/2052	4,130,827
453,291	4.000%, 5/1/2052	417,693
859,433	4.000%, 9/1/2052	789,254
3,308,400	4.000%, 11/1/2052	3,059,955
3,199,996	5.000%, 10/1/2052	3,119,620

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 493,667		5.000%, 10/1/2054	$ 478,289
477,931		5.000%, 10/1/2054	463,063
487,692		5.000%, 11/1/2054	473,659
2,063,122		5.500%, 9/1/2052	2,050,282
985,189		5.500%, 9/1/2054	976,133
962,391		5.500%, 12/1/2054	954,627
		TOTAL	21,460,251
		Federal National Mortgage Association—19.3%
4,128,282		2.000%, 2/1/2052	3,244,554
1,483,339		2.000%, 3/1/2052	1,164,879
1,970,017		2.000%, 3/1/2052	1,533,835
1,530,835		2.500%, 1/1/2052	1,256,470
2,011,704		2.500%, 2/1/2052	1,671,272
2,107,286		2.500%, 3/1/2052	1,723,022
783,604		2.500%, 4/1/2052	647,080
1,160,270		3.000%, 5/1/2051	990,605
1,904,272		3.000%, 6/1/2052	1,640,393
578,676		3.500%, 1/1/2048	519,429
2,386,350		3.500%, 12/1/2051	2,118,163
1,297,285		4.000%, 4/1/2053	1,192,466
6,752,519		4.500%, 11/1/2052	6,401,343
1,108,731		4.500%, 11/1/2052	1,050,117
2,399,481		4.500%, 2/1/2053	2,274,692
15,678		5.000%, 1/1/2035	15,767
494,969		5.000%, 10/1/2054	479,551
13		5.500%, 6/1/2025	13
3,114,358		5.500%, 11/1/2052	3,086,655
1,940		6.000%, 4/1/2026	1,942
21,099		6.000%, 7/1/2034	21,947
2,282,335		6.000%, 12/1/2052	2,318,563
2,000,000		6.000%, 12/1/2054	2,020,341
2,079,995		6.500%, 11/1/2053	2,137,079
		TOTAL	37,510,178
		Government National Mortgage Association—7.3%
3,125,158		5.000%, 9/20/2053	3,048,791
4,859,957		5.500%, 9/20/2053	4,850,947
6,042		6.000%, 1/20/2029	6,116
2,229		6.000%, 3/15/2032	2,252
6,201,819		6.000%, 10/20/2053	6,298,294
4,816		6.500%, 10/15/2031	4,955
26		7.500%, 10/15/2026	26
1,952		7.500%, 10/15/2027	1,980
		TOTAL	14,213,361
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $73,703,997)	73,183,790
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.3%
	[1]	Federal Home Loan Mortgage Corporation—2.6%
12,120		REMIC, Series 2411, Class FJ, 4.796% (30-DAY AVERAGE SOFR +0.464%), 12/15/2029	12,066
42,343		REMIC, Series 2458, Class FB, 5.446% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	42,618
7,788		REMIC, Series 2534, Class FI, 5.346% (30-DAY AVERAGE SOFR +1.014%), 2/15/2032	7,819

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$ 245,892		REMIC, Series 3322, Class FB, 4.836% (30-DAY AVERAGE SOFR +0.504%), 5/15/2037	$ 242,198
4,846,251		REMIC, Series 4614, Class FG, 4.946% (30-DAY AVERAGE SOFR +0.614%), 9/15/2046	4,785,278
		TOTAL	5,089,979
	[1]	Federal National Mortgage Association—3.0%
40,890		REMIC, Series 370, Class F21, 4.736% (30-DAY AVERAGE SOFR +0.414%), 6/25/2036	40,317
29		REMIC, Series 1999-51, Class F, 4.944% (30-DAY AVERAGE SOFR +0.614%), 9/17/2029	29
63,269		REMIC, Series 2006-58, Class FP, 4.736% (30-DAY AVERAGE SOFR +0.414%), 7/25/2036	62,406
107,178		REMIC, Series 2006-85, Class PF, 4.816% (30-DAY AVERAGE SOFR +0.494%), 9/25/2036	106,312
107,822		REMIC, Series 2007-46, Class FA, 4.806% (30-DAY AVERAGE SOFR +0.484%), 5/25/2037	105,891
3,742,512		REMIC, Series 2017-30, Class FA, 4.786% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	3,657,307
1,904,207		REMIC, Series 2017-96, Class FA, 4.836% (30-DAY AVERAGE SOFR +0.514%), 12/25/2057	1,824,837
		TOTAL	5,797,099
		Government National Mortgage Association—0.7%
687,095		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	651,221
976,635		REMIC, Series 2016-11, Class A, 2.500%, 8/16/2054	805,633
		TOTAL	1,456,854
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,510,690)	12,343,932
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.0%
		Agency Commercial Mortgage-Backed Securities—5.0%
1,076,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	1,021,125
3,000,000		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	3,058,857
2,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	1,911,912
3,700,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	3,781,649
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,563,054)	9,773,543
		GOVERNMENT AGENCY—1.0%
		Government Agency—1.0%
2,000,000		Tennessee Valley Authority Notes, 5.250%, 2/1/2055 (IDENTIFIED COST $1,970,461)	1,895,843
		ADJUSTABLE RATE MORTGAGE—0.0%
	[1]	Federal Home Loan Mortgage Corporation ARM—0.0%
11,834		7.465%, 7/1/2035 (IDENTIFIED COST $11,720)	12,184
		INVESTMENT COMPANY—0.7%
1,279,175		Federated Hermes Government Obligations Fund, Premier Shares, 4.23%[2] (IDENTIFIED COST $1,279,175)	1,279,175
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $196,229,067)	193,437,139
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	697,222
		NET ASSETS—100%	$194,134,361
At May 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	47	$9,749,563	September 2025	$3,317
United States Treasury Notes 5-Year Long Futures	107	$11,576,062	September 2025	$33,158
United States Treasury Notes 10-Year Long Futures	75	$8,306,250	September 2025	$36,159
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$72,634
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2025	$3,571,363
Purchases at Cost	$15,157,957
Proceeds from Sales	$(17,450,145)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2025	$1,279,175
Shares Held as of 5/31/2025	1,279,175
Dividend Income	$39,026

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$94,948,672	$—	$94,948,672
Mortgage-Backed Securities	—	73,183,790	—	73,183,790
Collateralized Mortgage Obligations	—	12,343,932	—	12,343,932
Commercial Mortgage-Backed Securities	—	9,773,543	—	9,773,543
Government Agency	—	1,895,843	—	1,895,843
Adjustable Rate Mortgage	—	12,184	—	12,184
Investment Company	1,279,175	—	—	1,279,175
TOTAL SECURITIES	$1,279,175	$192,157,964	$—	$193,437,139
Other Financial Instruments:[1]
Assets	$72,634	$—	$—	$72,634

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate